Summary of Significant Accounting Policies - Reconciliation of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Cash	$ 712,980	$ 1,175,207		$ 37,044
Restricted cash equivalents held in Trust Account	234,150,965	233,232,730
Total cash and restricted cash equivalents held in Trust Account shown in the statement of cash flows	$ 234,863,945	$ 234,407,937	$ 2,513,235	$ 37,044